General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Salaries and benefits
Total general and administrative	$ 38,165	$ 35,831
Corporate [Member]
Salaries and benefits
Salaries and benefits	14,127	14,895
Depreciation	1,026	1,154
Professional fees	3,346	1,680
Business travel	1,141	950
Director fees	1,095	1,109
Business taxes	798	840
Audit and Regulatory	3,211	2,845
Insurance	2,052	2,135
Other	3,964	3,469
General and administrative before equity settled stock based compensation	30,760	29,077
Subsidiaries [member]
Salaries and benefits
Salaries and benefits	4,287	4,327
Depreciation	466	434
Professional fees	607	539
Business travel	346	242
Director fees	199	200
Business taxes	238	276
Insurance	46	44
Other	1,216	692
General and administrative before equity settled stock based compensation	7,405	6,754
Total general and administrative	$ 38,165	$ 35,831